Shareholder Report	6 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($) Holding	Jul. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Domini Investment Trust
Entity Central Index Key	0000851680
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000009466
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	INVESTOR SHARES
Trading Symbol	DSEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$53	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,154,536,701
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 3,704,897
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,154,536,701
Total number of portfolio holdings	263
Portfolio turnover rate	8%
Total advisory fees paid	$3,704,897

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Apple, Inc.	7.3%
Microsoft Corp.	6.5%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.5%
Tesla, Inc.	3.3%
Broadcom, Inc.	3.0%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.7%
Mastercard, Inc., Class A	1.3%

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.2%
Utilities	0.5%
Materials	2.2%
Real Estate	2.3%
Consumer Staples	5.4%
Industrials	7.2%
Communication Services	8.8%
Health Care	10.6%
Consumer Discretionary	12.1%
Financials	15.2%
Information Technology	35.5%

Material Fund Change [Text Block]
C000071456
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DIEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 1,154,536,701
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 3,704,897
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,154,536,701
Total number of portfolio holdings	263
Portfolio turnover rate	8%
Total advisory fees paid	$3,704,897

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Apple, Inc.	7.3%
Microsoft Corp.	6.5%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.5%
Tesla, Inc.	3.3%
Broadcom, Inc.	3.0%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.7%
Mastercard, Inc., Class A	1.3%

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.2%
Utilities	0.5%
Materials	2.2%
Real Estate	2.3%
Consumer Staples	5.4%
Industrials	7.2%
Communication Services	8.8%
Health Care	10.6%
Consumer Discretionary	12.1%
Financials	15.2%
Information Technology	35.5%

Material Fund Change [Text Block]
C000009467
Shareholder Report [Line Items]
Fund Name	Domini Impact Equity Fund
Class Name	CLASS Y SHARES
Trading Symbol	DSFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,154,536,701
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 3,704,897
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,154,536,701
Total number of portfolio holdings	263
Portfolio turnover rate	8%
Total advisory fees paid	$3,704,897

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Apple, Inc.	7.3%
Microsoft Corp.	6.5%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.5%
Tesla, Inc.	3.3%
Broadcom, Inc.	3.0%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.7%
Mastercard, Inc., Class A	1.3%

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.2%
Utilities	0.5%
Materials	2.2%
Real Estate	2.3%
Consumer Staples	5.4%
Industrials	7.2%
Communication Services	8.8%
Health Care	10.6%
Consumer Discretionary	12.1%
Financials	15.2%
Information Technology	35.5%

Material Fund Change [Text Block]
C000222805
Shareholder Report [Line Items]
Fund Name	Domini International Opportunities Fund
Class Name	INVESTOR SHARES
Trading Symbol	RISEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini International Opportunities Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$70	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.40%
Material Change Date		Jul. 31, 2024
AssetsNet	$ 21,770,942
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 100,461
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$21,770,942
Total number of portfolio holdings	281
Portfolio turnover rate	13%
Total advisory fees paid	$100,461

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

ASML Holding NV	3.3%
SAP SE	3.2%
Novo Nordisk A/S, Class B	3.1%
Novartis AG	2.4%
AstraZeneca PLC	2.4%
Linde PLC	2.4%
Toyota Motor Corp.	2.3%
Siemens AG	1.9%
Commonwealth Bank of Australia	1.9%
Schneider Electric SE	1.6%

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
Real Estate	2.0%
Utilities	2.4%
Communication Services	3.9%
Materials	7.1%
Consumer Staples	7.2%
Information Technology	11.1%
Consumer Discretionary	12.6%
Health Care	15.2%
Industrials	15.5%
Financials	22.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Fund liquidation update: The Board of Trustees of the International Opportunities Fund (the "Fund") authorized the liquidation of the Fund on March 21, 2025 (the “Liquidation Date”). Any remaining Shareholders, as of the Liquidation Date, were automatically redeemed if no prior action was taken.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Fund liquidation update: The Board of Trustees of the International Opportunities Fund (the "Fund") authorized the liquidation of the Fund on March 21, 2025 (the “Liquidation Date”). Any remaining Shareholders, as of the Liquidation Date, were automatically redeemed if no prior action was taken.

C000222806
Shareholder Report [Line Items]
Fund Name	Domini International Opportunities Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	LEADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini International Opportunities Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$57	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Material Change Date		Jul. 31, 2024
AssetsNet	$ 21,770,942
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 100,461
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$21,770,942
Total number of portfolio holdings	281
Portfolio turnover rate	13%
Total advisory fees paid	$100,461

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

ASML Holding NV	3.3%
SAP SE	3.2%
Novo Nordisk A/S, Class B	3.1%
Novartis AG	2.4%
AstraZeneca PLC	2.4%
Linde PLC	2.4%
Toyota Motor Corp.	2.3%
Siemens AG	1.9%
Commonwealth Bank of Australia	1.9%
Schneider Electric SE	1.6%

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
Real Estate	2.0%
Utilities	2.4%
Communication Services	3.9%
Materials	7.1%
Consumer Staples	7.2%
Information Technology	11.1%
Consumer Discretionary	12.6%
Health Care	15.2%
Industrials	15.5%
Financials	22.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Fund liquidation update: The Board of Trustees of the International Opportunities Fund (the "Fund") authorized the liquidation of the Fund on March 21, 2025 (the “Liquidation Date”). Any remaining Shareholders, as of the Liquidation Date, were automatically redeemed if no prior action was taken.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Fund liquidation update: The Board of Trustees of the International Opportunities Fund (the "Fund") authorized the liquidation of the Fund on March 21, 2025 (the “Liquidation Date”). Any remaining Shareholders, as of the Liquidation Date, were automatically redeemed if no prior action was taken.

C000217516
Shareholder Report [Line Items]
Fund Name	Domini Sustainable Solutions Fund
Class Name	INVESTOR SHARES
Trading Symbol	CAREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$71	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
AssetsNet	$ 36,959,541
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 157,711
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$36,959,541
Total number of portfolio holdings	49
Portfolio turnover rate	24%
Total advisory fees paid	$157,711

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.7%
Wolters Kluwer NV	3.7%
Veralto Corp.	3.3%
Crowdstrike Holdings, Inc., Class A	3.2%
Resona Holdings, Inc.	3.1%
Autodesk, Inc.	2.8%
Haleon PLC	2.8%
Vertex Pharmaceuticals, Inc.	2.8%
Palo Alto Networks, Inc.	2.8%
Hologic, Inc.	2.7%

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	5.8%
Real Estate	1.0%
Utilities	1.2%
Communication Services	2.1%
Consumer Staples	3.7%
Consumer Discretionary	8.6%
Financials	9.7%
Health Care	21.6%
Information Technology	21.7%
Industrials	24.6%

Material Fund Change [Text Block]
C000217517
Shareholder Report [Line Items]
Fund Name	Domini Sustainable Solutions Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	LIFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$59	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 36,959,541
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 157,711
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$36,959,541
Total number of portfolio holdings	49
Portfolio turnover rate	24%
Total advisory fees paid	$157,711

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.7%
Wolters Kluwer NV	3.7%
Veralto Corp.	3.3%
Crowdstrike Holdings, Inc., Class A	3.2%
Resona Holdings, Inc.	3.1%
Autodesk, Inc.	2.8%
Haleon PLC	2.8%
Vertex Pharmaceuticals, Inc.	2.8%
Palo Alto Networks, Inc.	2.8%
Hologic, Inc.	2.7%

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	5.8%
Real Estate	1.0%
Utilities	1.2%
Communication Services	2.1%
Consumer Staples	3.7%
Consumer Discretionary	8.6%
Financials	9.7%
Health Care	21.6%
Information Technology	21.7%
Industrials	24.6%

Material Fund Change [Text Block]
C000039201
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	INVESTOR SHARES
Trading Symbol	DOMIX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$61	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
AssetsNet	$ 817,722,544
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 3,411,537
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$817,722,544
Total number of portfolio holdings	163
Portfolio turnover rate	38%
Total advisory fees paid	$3,411,537

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Novartis AG	3.6%
ABB Ltd.	2.5%
Recruit Holdings Co.Ltd.	2.3%
Banco Santander SA	2.2%
3i Group PLC	2.2%
InterContinental Hotels Group PLC	2.2%
BNP Paribas SA	2.2%
Fast Retailing Co., Ltd.	2.0%
Pro Medicus, Ltd.	1.9%
Mercedes-Benz Group AG	1.9%

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
Utilities	0.6%
Communication Services	4.2%
Materials	4.2%
Real Estate	4.7%
Consumer Staples	5.1%
Information Technology	11.7%
Consumer Discretionary	13.4%
Health Care	15.1%
Industrials	16.9%
Financials	23.2%

Material Fund Change [Text Block]
C000123188
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DOMOX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$50	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 817,722,544
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 3,411,537
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$817,722,544
Total number of portfolio holdings	163
Portfolio turnover rate	38%
Total advisory fees paid	$3,411,537

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Novartis AG	3.6%
ABB Ltd.	2.5%
Recruit Holdings Co.Ltd.	2.3%
Banco Santander SA	2.2%
3i Group PLC	2.2%
InterContinental Hotels Group PLC	2.2%
BNP Paribas SA	2.2%
Fast Retailing Co., Ltd.	2.0%
Pro Medicus, Ltd.	1.9%
Mercedes-Benz Group AG	1.9%

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
Utilities	0.6%
Communication Services	4.2%
Materials	4.2%
Real Estate	4.7%
Consumer Staples	5.1%
Information Technology	11.7%
Consumer Discretionary	13.4%
Health Care	15.1%
Industrials	16.9%
Financials	23.2%

Material Fund Change [Text Block]
C000200995
Shareholder Report [Line Items]
Fund Name	Domini Impact International Equity Fund
Class Name	CLASS Y SHARES
Trading Symbol	DOMYX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$52	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
AssetsNet	$ 817,722,544
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 3,411,537
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$817,722,544
Total number of portfolio holdings	163
Portfolio turnover rate	38%
Total advisory fees paid	$3,411,537

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Novartis AG	3.6%
ABB Ltd.	2.5%
Recruit Holdings Co.Ltd.	2.3%
Banco Santander SA	2.2%
3i Group PLC	2.2%
InterContinental Hotels Group PLC	2.2%
BNP Paribas SA	2.2%
Fast Retailing Co., Ltd.	2.0%
Pro Medicus, Ltd.	1.9%
Mercedes-Benz Group AG	1.9%

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.9%
Utilities	0.6%
Communication Services	4.2%
Materials	4.2%
Real Estate	4.7%
Consumer Staples	5.1%
Information Technology	11.7%
Consumer Discretionary	13.4%
Health Care	15.1%
Industrials	16.9%
Financials	23.2%

Material Fund Change [Text Block]
C000009468
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	INVESTOR SHARES
Trading Symbol	DSBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 246,409,091
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 706,285
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$246,409,091
Total number of portfolio holdings	386
Portfolio turnover rate	94%
Total advisory fees paid	$706,285

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Federal Home Loan Bank Discount Notes, 0.000%, 02/14/25	2.4%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%
Federal Home Loan Bank Discount Notes, 0.000%, 05/13/25	1.6%
Federal National Mortgage Association, 2.500%, 12/01/51	1.6%
Federal National Mortgage Association, 3.000%, 06/01/52	1.5%
Federal Home Loan Banks, 4.125%, 03/13/26	1.4%

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(7.9%)
Convertible Bonds	0.4%
Senior Floating Rate Interests	2.0%
Municipal Bonds	3.7%
Foreign Government & Agency Securities	3.8%
Asset Backed Securities	4.4%
U.S. Government Agency Obligations	25.6%
Corporate Bonds and Notes	25.8%
Mortgage Backed Securities	42.2%

Material Fund Change [Text Block]
C000110199
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	DSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 246,409,091
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 706,285
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$246,409,091
Total number of portfolio holdings	386
Portfolio turnover rate	94%
Total advisory fees paid	$706,285

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Federal Home Loan Bank Discount Notes, 0.000%, 02/14/25	2.4%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%
Federal Home Loan Bank Discount Notes, 0.000%, 05/13/25	1.6%
Federal National Mortgage Association, 2.500%, 12/01/51	1.6%
Federal National Mortgage Association, 3.000%, 06/01/52	1.5%
Federal Home Loan Banks, 4.125%, 03/13/26	1.4%

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(7.9%)
Convertible Bonds	0.4%
Senior Floating Rate Interests	2.0%
Municipal Bonds	3.7%
Foreign Government & Agency Securities	3.8%
Asset Backed Securities	4.4%
U.S. Government Agency Obligations	25.6%
Corporate Bonds and Notes	25.8%
Mortgage Backed Securities	42.2%

Material Fund Change [Text Block]
C000200994
Shareholder Report [Line Items]
Fund Name	Domini Impact Bond Fund
Class Name	CLASS Y SHARES
Trading Symbol	DSBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.
Additional Information Phone Number	1-800-582-6757
Additional Information Email	funddocuments@domini.com
Additional Information Website	domini.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 246,409,091
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 706,285
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$246,409,091
Total number of portfolio holdings	386
Portfolio turnover rate	94%
Total advisory fees paid	$706,285

Holdings [Text Block]

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Federal Home Loan Bank Discount Notes, 0.000%, 02/14/25	2.4%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.4%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%
Federal Home Loan Bank Discount Notes, 0.000%, 05/13/25	1.6%
Federal National Mortgage Association, 2.500%, 12/01/51	1.6%
Federal National Mortgage Association, 3.000%, 06/01/52	1.5%
Federal Home Loan Banks, 4.125%, 03/13/26	1.4%

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(7.9%)
Convertible Bonds	0.4%
Senior Floating Rate Interests	2.0%
Municipal Bonds	3.7%
Foreign Government & Agency Securities	3.8%
Asset Backed Securities	4.4%
U.S. Government Agency Obligations	25.6%
Corporate Bonds and Notes	25.8%
Mortgage Backed Securities	42.2%

Material Fund Change [Text Block]